Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories, net
	As of December 31,
	2022	2021
Raw materials	$896,766	$664,329
Work in progress	1,324,655	1,956,206
Finished goods	399,022	354,914
Subtotal	2,620,443	2,975,449
Reserve for obsolete inventory	(6,894)	(7,462)
Total	$2,613,549	$2,967,987